Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 28, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment consisted of the following (in millions):

	December 28, 2019	December 29, 2018
Land	$210	$218
Buildings and improvements	2,447	2,375
Equipment and other	6,552	5,904
Construction in progress	1,033	1,165
	10,242	9,662
Accumulated depreciation	(3,187)	(2,584)
Property, plant and equipment, net	$7,055	$7,078